Fees Summary $ in Thousands	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The amended prospectus to which this Exhibit is attached is an amendment of the final prospectus for the related offering. This amendment increases the maximum aggregate offering price for such offering by $90,000.

Narrative - Max Aggregate Offering Price	$ 90
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A